Expense Example {- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund Retail PRO-08 - Fidelity International Real Estate Fund - Fidelity International Real Estate Fund
Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 99
3 years	309
5 years	536
10 years	$ 1,190